RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Oct. 31, 2022
Related Party Transactions
SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES

a)	Related party transactions with directors, subsequent and former directors and companies and entities over which they have significant influence over:

	12 months ended October 31, 2022	9 months ended October 31, 2021	12 months ended January 31, 2021
Director fees	$107,168	72,541	$54,585
Professional fees	327,370	-	55,625
Share-based compensation	$128,729	-	$1,997,611

b)	Key management compensation

	12 months ended October 31, 2022	9 months ended October 31, 2021	12 months ended January 31, 2021
Consulting fees	$-	$270,427	$206,507
Salaries	686,615	-	-
Share-based compensation	$143,032	$-	$2,527,596